Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Basic Earnings (Loss) per Share and Diluted Earnings (Loss) per Share (Parenthetical) (Detail)	Jun. 30, 2020 shares
Earnings per share [abstract]
Number of treasury shares held	2,500